Debt (Details) (USD $)			1 Months Ended				12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Term Loan Facility [Member] tranch Payment	May 31, 2014 Term Loan Facility [Member] Payment	Dec. 31, 2013 Term Loan Facility [Member]	Jun. 30, 2013 Term Loan Facility [Member]	May 31, 2016 Subsequent Event [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate			2.77%			2.82%
Long-term Debt	$ 125,000,000	$ 95,000,000	$ 125,000,000		$ 95,000,000
Less: current portion	(2,604,000)	0
Long-term debt	122,396,000	95,000,000
Term loan facility			420,000,000	135,000,000.0
Number of quarterly installments				4
Outstanding loan amount							1/48
Proceeds from term loan facility				30,000,000
2015	2,604,000
2016	122,396,000
2017	0
2018	0
2019 and thereafter	0
Number of tranches			14
Tranche quarterly installment			375,000
Value Per Tranche			$ 30,000,000
Debt instrument term			72 months